Segmented information - Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	$ 31,670	$ 46,517
Service fee earned as operators of joint venture	5,747	5,413
General and administrative expenses	(15,286)	(11,100)
Exploration and evaluation expenditures	(2,009)	(1,411)
(Loss) income from operations and joint venture	20,122	39,419
Impairment reversal on investment in joint venture		7,631
Impairment of exploration and evaluation assets	0	(1,628)
Transaction costs	(378)	0
Finance income	6,255	1,036
Finance expense	(23)	(5,647)
Foreign exchange gain (loss)	109	(2)
Net (loss) income and comprehensive (loss) income for the year	26,085	40,809
Canada [Member]
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	0	0
Service fee earned as operators of joint venture	5,747	5,413
General and administrative expenses	(15,037)	(10,914)
Exploration and evaluation expenditures	0	0
(Loss) income from operations and joint venture	(9,290)	(5,501)
Impairment reversal on investment in joint venture		0
Impairment of exploration and evaluation assets		0
Transaction costs	(378)
Finance income	2,899	1,036
Finance expense	(22)	(30)
Foreign exchange gain (loss)	110	1
Net (loss) income and comprehensive (loss) income for the year	(6,681)	(4,494)
West Africa [Member]
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	31,670	46,517
Service fee earned as operators of joint venture	0	0
General and administrative expenses	(249)	(186)
Exploration and evaluation expenditures	(2,009)	(1,411)
(Loss) income from operations and joint venture	29,412	44,920
Impairment reversal on investment in joint venture		7,631
Impairment of exploration and evaluation assets		(1,628)
Transaction costs	0
Finance income	3,356	0
Finance expense	(1)	(5,617)
Foreign exchange gain (loss)	(1)	(3)
Net (loss) income and comprehensive (loss) income for the year	$ 32,766	$ 45,303